UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [X] adds new holdings entries.

Name:       John Hancock Life Insurance Company (U.S.A.)
Address:    601 Congress Street
            Boston, MA 02110-2805

Form 13F File Number: 028-03983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Maureen Milet
Title:      Vice President & Chief Compliance Officer-Investments
Phone:      (617) 572-0203

            Maureen Milet                  Boston, MA          February 25, 2013
            -------------                  ----------          -----------------
            [Signature]                    [City, State]       [Date]

NOTE: The original filing was made under the name John Hancock Life Insurance Company.

Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                            1

Form 13F Information Table Entry Total:                                      20

Form 13F Information Table Value Total:                   US $85,135 (thousands)

List of Other Included Managers:

No.           Form 13F File Number         Name
1             028-11519                    Manulife Financial Corporation

                                                                       Shares
                                                  CUSIP      Value     or Prn   SH/ Put/  Investment  Other      VOTING AUTHORITY
Name of Issuer                    Title of Class  Number     (x$1000)  Amount   PRN Call  Discretion  Manager  SOLE    SHARED  NONE
AMR CORP                          COM             001765106     884     63,160  SH        DEFINED     1         63,160       0  0
ALLIED HEALTHCARE INTL            COM             01923A109   1,865    776,880  SH        DEFINED     1        776,880       0  0
DELTA AIRLINES INC DEL            COM             247361702   6,205    417,799  SH        DEFINED     1        417,799       0  0
ENERPLUS RESOURCES                COM             29274D604  12,185    304,552  SH        DEFINED     1        304,552       0  0
HAWAIIAN HOLDINGS                 COM             419879101   2,722    534,689  SH        DEFINED     1        534,689       0  0
KNOLOGY                           COM             499183804       9        693  SH        DEFINED     1              0     693  0
METROPCS CMMUNICATIONS            COM             591708102  15,321    787,696  SH        DEFINED     1              0 787,696  0
NORTHWEST AIRLINES COR            COM             667280408     922     63,676  SH        DEFINED     1         63,676       0  0
PORTLAND GEN ELEC CO              COM             736508847   5,420    195,945  SH        DEFINED     1        195,945       0  0
QUIDEL CORP                       COM             74838J101  10,080    517,712  SH        DEFINED     1        517,712       0  0
RANGE RESOURCES                   COM             75281A109  12,743    248,689  SH        DEFINED     1        248,689       0  0
UAL CORP                          COM             902549807  13,373    374,609  SH        DEFINED     1        374,609       0  0
US AIRWAYS GROUP INC              COM             90341W108     511     34,783  PRN       DEFINED     1         34,783       0  0
VELOCITY EXPRESS CORP             COM             92257T608   1,509    493,153  SH        DEFINED     1        493,153       0  0
DELTA AIR LINES INC DEL           COM             247361702     321     21,533  SH        DEFINED     1         21,533       0  0
DYNEGY INC DEL                    COM             26817G102       1        100  SH        DEFINED     1            100       0  0
TIME WARNER CABLE INC             CL A            88732J108      54     40,862  SH        DEFINED     1         40,862       0  0
CHESAPEAKE ENERGY CORP            NOTE 2.500% 5/1 165167BZ9     333    300,000  SH        DEFINED     1        300,000       0  0
FREEPORT-MCMORAN COPPER & GO      PFD CONV        35671D782     558      3,700  SH        DEFINED     1          3,700       0  0
INVESCO LTD                       COM             G491BT108     119      3,804  SH        DEFINED     1          3,804       0  0